Tax benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Tax Benefits [Abstract]
Disclosure of detailed information about tax benefits
	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Income from Investment Tax Credit (ITC)	61,629	16,087	5,440
Income from Production Tax Credit (PTC)	32,039	4,773	-

Total	93,668	20,860	5,440